UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.58%
Accommodation - 1.79%
Marcus Corp.	1,655	$20,274
Monarch Casino & Resort, Inc. (a)	2,040	19,563
Total Accommodation		39,837

Animal Production - 1.46%
Cal-Maine Foods, Inc.	960	32,506
Chemical Manufacturing - 8.00%
Aptargroup, Inc.	2,135	108,437
Balchem Corp.	570	23,655
KMG Chemicals, Inc.	1,575	24,649
Stepan Co.	155	12,592
Zep, Inc.	635	8,947
Total Chemical Manufacturing		178,280

Clothing and Clothing Accessories Stores - 7.24%
Buckle, Inc.	200	7,992
JOS A Bank Clothiers, Inc. (a)	3,110	153,261
Total Clothing and Clothing Accessories Stores		161,253

Computer and Electronic Product Manufacturing - 8.26%
Atrion Corp.	95	23,068
Badger Meter, Inc.	400	12,428
Bio-Rad Laboratories, Inc. (a)	140	13,202
Cabot Microelectronics Corp. (a)	495	20,577
Cubic Corp.	690	29,277
Espey Manufacturing & Electronics Corp.	655	15,556
Koss Corp.	1,880	9,795
Lakeland Industries, Inc. (a)	3,385	25,218
LSI Industries, Inc.	1,410	9,151
MKS Instruments, Inc.	960	25,785
Total Computer and Electronic Product Manufacturing		184,057

Credit Intermediation and Related Activities - 1.07%
First of Long Island Corp.	655	16,997
Orrstown Financial Services, Inc.	785	6,783
Total Credit Intermediation and Related Activities		23,780

Electrical Equipment, Appliance, and Component Manufacturing - 4.85%
National Presto Industries, Inc.	880	83,134
Powell Industries, Inc. (a)	820	24,862
Total Electrical Equipment, Appliance, and Component Manufacturing		107,996

Fabricated Metal Product Manufacturing - 7.09%
CPI Aerostructures, Inc. (a)	1,550	21,375
Lincoln Electronic Holdings, Inc.	330	13,028
LS Starrett Co.	740	9,132
Sturm Ruger & Co., Inc.	2,745	88,279
Synalloy Corp.	2,490	26,145
Total Fabricated Metal Product Manufacturing		157,959

Food and Beverage Stores - 3.78%
Ruddick Corp.	1,255	50,012
Weis Markets, Inc.	855	34,131
Total Food and Beverage Stores		84,143

Food Manufacturing - 8.40%
Flowers Foods, Inc.	2,307	45,609
J & J Snack Foods Corp.	2,135	110,764
Sanderson Farms, Inc.	470	24,191
Tootsie Roll Industries, Inc.	271	6,534
Total Food Manufacturing		187,098

Heavy and Civil Engineering Construction - 5.04%
Granite Construction, Inc.	4,505	112,174
Insurance Carriers and Related Activities - 1.09%
Erie Indemnity Co.	330	24,351
Leather and Allied Product Manufacturing - 0.81%
Lacrosse Footwear, Inc.	1,500	18,075
Machinery Manufacturing - 15.64%
Columbus McKinnon Corp. (a)	540	6,782
Dril-Quip, Inc. (a)	550	39,122
Gorman-Rupp Co.	3,598	106,069
Graham Corp.	1,115	26,069
Gulf Island Fabrication, Inc.	1,890	53,733
Gulfmark Offshore, Inc. (a)	600	26,898
Hardinge, Inc.	1,045	9,217
Key Technology, Inc. (a)	750	10,845
Lufkin Industries, Inc.	350	24,528
Mfri, Inc. (a)	2,405	15,512
SIFCO Industries, Inc.	1,525	29,600
Total Machinery Manufacturing		348,375

Management of Companies and Enterprises - 0.43%
Bar Harbor Bankshares	330	9,474
Merchant Wholesalers, Nondurable Goods - 1.27%
Hawkins, Inc.	715	28,250
Miscellaneous Manufacturing - 8.32%
ICU Medical, Inc. (a)	470	20,685
Johnson Outdoors, Inc. (a)	1,995	32,898
Merit Medical Systems, Inc. (a)	2,142	29,752
Mine Safety Appliances Co.	940	33,107
Utah Medical Products, Inc.	2,510	68,874
Total Miscellaneous Manufacturing		185,316

Nonmetallic Mineral Product Manufacturing - 1.76%
Apogee Enterprises, Inc.	1,925	20,405
Eagle Materials, Inc.	810	18,751
Total Nonmetallic Mineral Product Manufacturing		39,156

Oil and Gas Extraction - 4.43%
Unit Corp. (a)	1,950	98,709
Plastics and Rubber Products Manufacturing - 1.17%
Span-America Medical Systems, Inc.	1,855	26,155
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.73%
KBW, Inc.	435	5,929
Knight Capital Group, Inc. (a)	540	6,820
Value Line, Inc.	295	3,514
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		16,263

Sporting Goods, Hobby, Book, and Music Stores - 0.54%
Cabela's, Inc. (a)	505	11,903
Support Activities for Mining - 0.70%
Dawson Geophysical Co. (a)	445	15,521
Transportation Equipment Manufacturing - 5.25%
Astec Industries, Inc. (a)	670	22,412
LB Foster Co.	2,020	58,014
Sun Hydraulics Corp.	1,450	36,482
Total Transportation Equipment Manufacturing		116,908

Truck Transportation - 1.48%
Marten Transport Ltd.	715	13,199
Werner Enterprises, Inc.	845	19,807
Total Truck Transportation		33,006

Water Transportation - 0.98%
Kirby Corp. (a)	340	21,855
TOTAL COMMON STOCKS (Cost $2,241,754)		$2,262,400

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.20%
First American Prime Obligations Fund	$26,758	26,758
TOTAL SHORT-TERM INVESTMENTS (Cost $26,758)		$26,758

Total Investments (Cost $2,268,512) - 102.78%		2,289,158
Liabilities in Excess of Other Assets - (2.78)%		(61,840)
TOTAL NET ASSETS - 100.00%		$2,227,318

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

See notes to the financial statements.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$2,268,512
Gross unrealized appreciation	143,508
Gross unrealized depreciation	(122,862)
Net unrealized appreciation	$20,646

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$2,262,400	$-	$-	$2,262,400
Short-Term Investments	26,758	-	-	26,758

Total Investments in Securities	$2,289,158	$-	$-	$2,289,158

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.